CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - CAD CAD in Thousands	Total	Issued capital [member]	Share premium [member]	Retained Earnings [Member]
Balance at January 1 at Dec. 31, 2015	CAD 2,181,089
SHAREHOLDERS' CAPITAL
Shares issued for the Dividend Reinvestment Plan	192,998
Vesting of equity based awards		CAD 67,146	CAD (67,146)
Equity based compensation		8,247	60,988
Share-settled dividends on vested equity based awards		3,242		CAD (3,242)
Balance at December 31 at Dec. 31, 2016	2,452,722
Balance, beginning of period at Dec. 31, 2015	107,946
Balance, end of period at Dec. 31, 2016	101,788
Balance, beginning of period at Dec. 31, 2015	113,647
ACCUMULATED OTHER COMPREHENSIVE INCOME
Currency translation adjustments	(83,308)
Balance, end of period at Dec. 31, 2016	30,339
Balance, beginning of period at Dec. 31, 2015	(544,023)
DEFICIT
Dividends declared	(299,070)
Balance, end of period at Dec. 31, 2016	(1,006,386)
DEFICIT
Net earnings (loss)	(160,051)
TOTAL SHAREHOLDERS' EQUITY	1,578,463
Shares issued for the Dividend Reinvestment Plan	110,493
Vesting of equity based awards		69,743	(69,743)
Equity based compensation		9,270	CAD 52,309
Share-settled dividends on vested equity based awards		CAD 8,478		CAD (8,478)
Balance at December 31 at Dec. 31, 2017	2,650,706
Balance, end of period at Dec. 31, 2017	84,354
ACCUMULATED OTHER COMPREHENSIVE INCOME
Currency translation adjustments	41,490
Balance, end of period at Dec. 31, 2017	71,829
DEFICIT
Dividends declared	(311,397)
Balance, end of period at Dec. 31, 2017	(1,264,003)
DEFICIT
Net earnings (loss)	62,258
TOTAL SHAREHOLDERS' EQUITY	CAD 1,542,886